SEGMENT INFORMATION - Narrative (Details)	Jun. 30, 2018 minesite_grouping company investment minesite
Disclosure of operating segments [line items]
Number of minesites	11
Number of minesite groupings | minesite_grouping	1
Number of publicly traded companies | company	1
Number of investments | investment	1
Gold [Member] | Operating segments
Disclosure of operating segments [line items]
Number of minesites	4